Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Beginning	¥ 178,179
Ending	378,769	¥ 178,179
Cost
Property and equipment
Beginning	419,363	287,426
Additions	233,711	89,261
Transfers from inventories	83,202	50,286
Disposals	(7,992)	(8,840)
Effect of movement in exchange rates	(2,014)	1,230
Ending	726,270	419,363
Accumulated depreciation
Property and equipment
Beginning	(241,184)	(188,852)
Depreciation	(111,356)	(58,312)
Disposals	3,386	6,987
Effect of movement in exchange rates	1,653	(1,007)
Ending	(347,501)	(241,184)
Leasehold improvement
Property and equipment
Beginning	11,700
Ending	16,826	11,700
Leasehold improvement | Cost
Property and equipment
Beginning	49,498	39,462
Additions	14,396	9,739
Effect of movement in exchange rates	(448)	297
Ending	63,446	49,498
Leasehold improvement | Accumulated depreciation
Property and equipment
Beginning	(37,798)	(29,310)
Depreciation	(9,270)	(8,202)
Effect of movement in exchange rates	448	(286)
Ending	(46,620)	(37,798)
Office equipment and electronic equipment
Property and equipment
Beginning	76,017
Ending	207,788	76,017
Office equipment and electronic equipment | Cost
Property and equipment
Beginning	149,391	87,967
Additions	196,544	61,440
Disposals	(189)	(120)
Effect of movement in exchange rates	(168)	104
Ending	345,578	149,391
Office equipment and electronic equipment | Accumulated depreciation
Property and equipment
Beginning	(73,374)	(43,829)
Depreciation	(64,572)	(29,478)
Disposals	8	21
Effect of movement in exchange rates	148	(88)
Ending	(137,790)	(73,374)
Machinery
Property and equipment
Beginning	28,124
Ending	42,078	28,124
Machinery | Cost
Property and equipment
Beginning	138,033	125,027
Additions	20,259	12,866
Transfer in/(out)		78
Transfers from inventories	5,286
Disposals	(101)	(609)
Effect of movement in exchange rates	(1,151)	671
Ending	162,326	138,033
Machinery | Accumulated depreciation
Property and equipment
Beginning	(109,909)	(97,007)
Depreciation	(11,291)	(12,435)
Disposals	101	56
Effect of movement in exchange rates	851	(523)
Ending	(120,248)	(109,909)
Motor vehicles
Property and equipment
Beginning	62,338
Ending	112,077	62,338
Motor vehicles | Cost
Property and equipment
Beginning	82,441	34,779
Additions	2,512	5,148
Transfer in/(out)		132
Transfers from inventories	77,916	50,286
Disposals	(7,702)	(8,062)
Effect of movement in exchange rates	(247)	158
Ending	154,920	82,441
Motor vehicles | Accumulated depreciation
Property and equipment
Beginning	(20,103)	(18,706)
Depreciation	(26,223)	(8,197)
Disposals	3,277	6,910
Effect of movement in exchange rates	206	(110)
Ending	¥ (42,843)	(20,103)
Construction in progress | Cost
Property and equipment
Beginning		191
Additions		68
Transfer in/(out)		(210)
Disposals		¥ (49)